33. OTHER OPERATING INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2018
Other Operating Income Expenses Net
OTHER OPERATING INCOME (EXPENSES), NET
	12.31.18	Restated 12.31.17	Restated 12.31.16
Income
Recovery of expenses (1)	285.3	119.9	99.9
Provision reversal	27.9	13.4	56.1
Scrap sales	14.7	14.5	14.4
Gain on step business combination	-	-	59.6
Gain from the disposal of property, plant and equipment	-	-	27.2
Tax amnesty program ("PERT")	-	147.7	-
Other	59.8	87.4	19.2
	387.7	382.9	276.4

Expenses
Expenses arising from Trapaça Operation (2)	(78.9)	(78.3)	-
Net loss from the disposals of property, plant and equipment	(59.6)	(21.2)	-
Rewards and short-term incentive	(47.0)	(101.5)	(7.0)
Costs on business disposed	(27.8)	(36.7)	-
Other employees benefits	(25.0)	(33.2)	(28.9)
Provision for civil and tax risks	(18.0)	(180.8)	(109.0)
Restructuring	(17.8)	(14.9)	-
Demobilization expenses	(14.8)	(44.7)	-
Insurance claims costs	(9.4)	(25.1)	(32.7)
Expected credit losses	(2.7)	(13.6)	(5.5)
Management profit sharing	-	-	(3.4)
Idleness costs	-	-	(0.2)
Other	(67.4)	(166.3)	(88.7)
	(368.4)	(716.3)	(275.4)
	19.3	(333.4)	1.0

(1)	The balance in 2018 refers mainly to recognition of PIS / COFINS to be recoverable in the amount of R$225.6 (note 11.2).
(2)	In 2018, expenses arising from Trapaça Operation (note 1.2.2) and in 2017 expenses arising from Carne Fraca Operation (note 1.2.1).